Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Dates
30-Nov-2023
Actual/360 Days
30
30/360 Days
30
15-Dec-2023
15-Dec-2023
Collection Period No.
11
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Nov-2023
13-Dec-2023
14-Dec-2023
15-Dec-2023
15-Nov-2023
15-Nov-2023
Summary
Beginning
Balance
0.00
444,116,930.14
657,500,000.00
118,600,000.00
Principal
Payment
0.00
49,477,257.06
0.00
0.00
Ending
Balance
0.00
394,639,673.08
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
75.250581
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.600212
1.000000
1.000000
1,220,216,930.14
1,170,739,673.08
49,477,257.06
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
1,268,142,637.63
130,444,974.44
1,398,587,612.07
47,925,707.49
1,218,665,380.57
124,853,406.18
1,343,518,786.75
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
1,883,795.98
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
2.865089
3.758333
3.591667
Interest & Principal
Payment
0.00
51,361,053.04
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
78.115670
3.758333
3.591667
$54,258,128.88
T
otal
$4,780,871.82

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
58,964,184.77
0.00
58,964,184.77
51,249,579.89
5,731,785.30
1,070,775.44
643,394.29
60,048.33
0.00
208,601.52
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,165,489.68
0.00
0.00
4,780,871.82
0.00
0.00
49,477,257.06
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
58,964,184.77
3,540,566.21
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,165,489.68
0.00
0.00
0.00
1,165,489.68
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
4,780,871.82
0.00
1,883,795.98
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
4,780,871.82
0.00
1,883,795.98
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,780,871.82
4,780,871.82
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
49,477,257.06
0.00
0.00
0.00
49,477,257.06
Aggregate Principal Distributabl
e
Amount
49,477,257.06
49,477,257.06
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,426.10
192,175.42
208,601.52
4,792,570.75
0.00
16,426.10
16,426.10
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Pool Statistics
Pool Data
4.96%
43.61
24.76
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,398,587,612.07
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,343,518,786.75
42,139
42,985
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
34,090,874.49
17,158,705.40
59,796.69
3,759,448.74
Pool Factor
63.44%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.45%
0.96%
0.45%
0.15%
100.00%
1,322,675,862.08
12,837,181.85
6,012,251.02
1,993,491.80
1,343,518,786.75
41,718
277
106
38
42,139
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.596%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
17,360.13
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.320%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
11,856,968.14
2,085,968.69
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
94
683
Losses
(1)
Amount
3,759,448.74
1,062,745.14
610,734.91
Number of Receivables
Number of Receivables
Amount
28,805,205.67
12,321,160.85
4,627,076.68
Current
Cumulative
0.560%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.826%
Prior Collection Period
1.312 % Second Prior
Collection
Period
1.030
%
Third
Prior
Collection
Period
1.112%